Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenue		$ 160,925	$ 465,435	$ 1,483,109
Cost of revenue		(78,545)	(464,265)	(1,216,916)
Gross profit		82,380	1,170	266,193
Operating expenses:
Selling and marketing expenses		(2,558,948)	(853,980)	(555,280)
General and administrative expenses		(15,660,117)	(6,452,268)	(3,888,501)
Research and development expenses		(1,165,968)	(763,093)	(586,419)
Total operating expenses		(19,385,033)	(8,069,341)	(5,030,200)
Other (expenses)/income, net:
Financial expenses, net		(254,568)	(43,922)	(46,619)
Loss on fair value change		(3,370,832)
Other income		79,616	40,681	36,539
Total other expenses, net		(3,545,784)	(3,241)	(10,080)
Loss before income tax expense		(22,848,437)	(8,071,412)	(4,774,087)
Income tax benefits/(expenses)		88,933	(51,430)
Net loss		(22,759,504)	(8,122,842)	(4,774,087)
Other comprehensive income/(loss):
Foreign currency translation adjustments		(207,074)	(267,983)	222,279
Total comprehensive loss		$ (22,966,578)	$ (8,390,825)	$ (4,551,808)
Weighted average number of Ordinary Shares – basic (in Shares)	[1]	716,239,613	506,292,155	454,940,744
Weighted average number of Ordinary Shares – diluted (in Shares)	[1]	716,239,613	506,292,155	454,940,744
Basic loss per ordinary share (in Dollars per share)		$ (0.03)	$ (0.02)	$ (0.01)
Diluted loss per ordinary share (in Dollars per share)		$ (0.03)	$ (0.02)	$ (0.01)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1). The Pre-Delivery Shares were not considered outstanding and therefore excluded from basic and diluted loss per share calculation (Note 13).